COMMON STOCK PURCHASE WARRANTS AND WARRANT LIABILITY	9 Months Ended	12 Months Ended
	Jul. 31, 2021	Oct. 31, 2020
Common Stock Purchase Warrants And Warrant Liability
COMMON STOCK PURCHASE WARRANTS AND WARRANT LIABILITY

6. COMMON STOCK PURCHASE WARRANTS AND WARRANT LIABILITY

Warrants

As of July 31, 2021, there were outstanding and exercisable warrants to purchase 30,225,397 shares of our common stock with exercise prices ranging from $0.30 to $281.25 per share. Information on the outstanding warrants is as follows:

Exercise Price	Number of Shares Underlying Warrants	Expiration Date	Type of Financing
$281.25	25	N/A	Other warrants
$0.30	70,297	July 2024	September 2018 Public Offering
$2.80	327,338	September 2024	July 2019 Public Offering
$0.35	4,578,400	November 2025	November 2020 Public Offering
$0.70	11,244,135	April 2026	April 2021 Registered Direct Offering (Accompanying Warrants)
$0.70	14,005,202	5 years after the date such warrants become exercisable, if ever	April 2021 Private Placement (Private Placement Warrants)
Grand Total	30,225,397

As of October 31, 2020, there were outstanding warrants to purchase 398,226 shares of our common stock with exercise prices ranging from $0 to $281.25 per share. Information on the outstanding warrants is as follows:

Exercise Price	Number of Shares Underlying Warrants	Expiration Date	Type of Financing
$-	327,338	July 2024	July 2019 Public Offering
$281.25	25	N/A	Other Warrants
$0.372	70,863	September 2024	September 2018 Public Offering
Grand Total	398,226

A summary of warrant activity for the nine months ended July 31, 2021 is as follows (in thousands, except share and per share data):

	Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life In Years	Aggregate Intrinsic Value
Outstanding and exercisable warrants at October 31, 2020	398,226	$0.08	3.76	$110,640
Issued	48,254,606	0.48
Exercised	(18,427,435)	0.20
Outstanding and exercisable warrants at July 31, 2021	30,225,397	$0.64	4.62	$282,437

As of July 31, 2021, the Company had 18,910,965 of its total 30,225,397 outstanding warrants classified as equity (equity warrants). At October 31, 2020, the Company had 327,363 of its total 398,226 outstanding warrants classified as equity (equity warrants). At issuance, equity warrants are recorded at their relative fair values, using the relative fair value method, in the stockholders’ equity section of the condensed consolidated balance sheets.

Warrant Liability

As of July 31, 2021, the Company had 11,314,432 of its total 30,225,397 outstanding warrants from April 2021 Private Placement Offering and September 2018 Public Offering classified as liabilities (liability warrants). At October 31, 2020, the Company had 70,863 of its total 398,226 outstanding warrants classified as liabilities (liability warrants).

The warrants issued in the April 2021 Private Placement will become exercisable only on such day, if ever, that is 14 days after the Company files an amendment to the Company’s Amended and Restated Certificate of Incorporation to increase the number of authorized shares of common stock, $0.001 par value per share from 170,000,000 shares to 300,000,000 shares. These warrants expire five years after the date they become exercisable. As a result, liability classification is warranted. For these liability warrants, the Company utilized the Black Scholes model to calculate the fair value of these warrants at issuance and at each subsequent reporting date.

In measuring the warrant liability for the warrants issued in the April 2021 Private Placement at July 31, 2021 and April 14, 2021 (issuance date), the Company used the following inputs in its Black Scholes model:

	July 31, 2021	April 14, 2021
Exercise Price	$0.70	$0.70
Stock Price	$0.41	$0.57
Expected Term	5.00 years	5.00 years
Volatility %	107%	106%
Risk Free Rate	0.69%	0.85%

The September 2018 Public Offering warrants contain a down round feature, except for exempt issuances as defined in the warrant agreement, in which the exercise price would immediately be reduced to match a dilutive issuance of common stock, options, convertible securities and changes in option price or rate of conversion. As of July 31, 2021, the down round feature was triggered three times and the exercise price of the warrants were reduced from $22.50 to $0.30. The warrants require liability classification as the warrant agreement requires the Company to maintain an effective registration statement and does not specify any circumstances under which settlement in other than cash would be permitted or required. As a result, net cash settlement is assumed and liability classification is warranted. For these liability warrants, the Company utilized the Monte Carlo simulation model to calculate the fair value of these warrants at issuance and at each subsequent reporting date.

In measuring the warrant liability for the September 2018 Public Offering warrants at July 31, 2021 and October 31, 2020, the Company used the following inputs in its Monte Carlo simulation model:

	July 31, 2021	October 31, 2020
Exercise Price	$0.30	$0.37
Stock Price	$0.41	$0.34
Expected Term	3.12 years	3.87 years
Volatility %	123%	106%
Risk Free Rate	0.35%	0.29%

6. COMMON STOCK PURCHASE WARRANTS AND WARRANT LIABILITY

Warrants

As of October 31, 2020, there were outstanding warrants to purchase 398,226 shares of our common stock with exercise prices ranging from $0 to $281.25 per share. Information on the outstanding warrants is as follows:

Exercise Price	Number of Shares Underlying Warrants	Expiration Date	Summary of Warrants
$-	327,338	July 2024	July 2019 Public Offering
$281.25	25	N/A	Other Warrants
$0.372	70,863	September 2024	September 2018 Public Offering
Grand Total	398,226

As of October 31, 2019, there were outstanding warrants to purchase 432,142 shares of our common stock with exercise prices ranging from $0 to $281.25 per share. Information on the outstanding warrants is as follows:

Exercise Price	Number of Shares Underlying Warrants	Expiration Date	Summary of Warrants
$-	359,838	July 2024	July 2019 Public Offering
$281.25	25	N/A	Other Warrants
$0.372	72,279	September 2024	September 2018 Public Offering
Grand Total	432,142

A summary of warrant activity was as follows (In thousands, except share and per share data):

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life In Years	Aggregate Intrinsic Value
Outstanding and exercisable warrants at October 31, 2018	944,635	$22.50	5.87	$-
Issued	31,885,500	-
Exercised *	(31,540,962)	-
Exchanged	(856,865)	0.37
Expired	(166)	56.25
Outstanding and exercisable warrants at October 31, 2019	432,142	$0.08	4.76	$114,069
Issued	5,000,000	1.25
Exercised **	(33,916)	0.02
Exchanged	(5,000,000)	1.25
Outstanding and exercisable warrants at October 31, 2020	398,226	$0.08	3.76	$110,640

*	Includes the cashless exercise of 17,869,662 warrants that resulted in the issuance of 17,869,662 shares of common stock.

**	Includes the cashless exercise of 32,500 warrants that resulted in the issuance of 32,500 shares of common stock.

At October 31, 2020, the Company had 327,363 of its total 398,226 outstanding warrants classified as equity (equity warrants). At October 31, 2019, the Company had 359,863 of its total 432,142 outstanding warrants classified as equity (equity warrants). At issuance, equity warrants are recorded at their relative fair values, using the Relative Fair Value Method, in the shareholders equity section of the balance sheet.

Shares Issued in Settlement of Equity Warrants

On October 16, 2020, the Company entered into private exchange agreements with certain holders of warrants issued in connection with the Company’s January 2020 public offering of common stock and warrants. The warrants being exchanged provide for the purchase of up to an aggregate of 5,000,000 shares of our common stock at an exercise price of $1.25 per share. The warrants became exercisable on July 21, 2020 and have an expiration date of July 21, 2025. Pursuant to such exchange agreements, the Company agreed to issue 3,000,000 shares of common stock to the investors in exchange for the warrants. The fair value of these warrants approximated the fair value of shares issued in the exchange for these warrants. The Company used the closing stock price to value the shares and Black Scholes model to value these warrants on the date of the exchange. In determining the fair warrant of the warrants issued on October 16, 2020, the Company used the following inputs in its Black-Sholes model: exercise price $1.25, stock price $0.406, expected term 4.76 years, volatility 101.18% and risk-free interest rate 0.32%. In connection with the exchange of warrants for common stock, the Company recorded a loss of approximately $77 thousand as the fair value of the shares issued exceeded the fair value of warrants exchanged.

Shares Issued in Settlement of Liability Warrants

On March 14, 2019, the Company entered into private exchange agreements with certain holders of warrants issued in connection with the Company’s September 2018 public offering of common stock and warrants. The warrants being exchanged provided for the purchase of up to an aggregate of 856,865 shares of the Company’s common stock at an exercise price of $22.50, with an expiration date of September 11, 2024. Pursuant to such exchange agreements, the Company issued 856,865 shares of common stock to the investors in exchange for such warrants on a 1:1 basis. The exchange of warrants for common stock caused the down round provision to be triggered for the first time and the exercise price of the warrants that were not exchanged were reduced from $22.50 to $4.50. The warrants were valued at approximately $3.9 million on the March 14, 2019 using the Monte Carlo simulation model. In determining the fair warrant of the warrants issued on March 14, 2019, the Company used the following inputs in its Monte Carlo simulation model: exercise price $22.50, stock price $6.45, expected term 5.50 years, volatility 96.37% and risk-free interest rate 2.44%. In connection with the exchange of warrants for common stock, the Company recorded a loss of approximately $1.6 million as the fair value of the shares issued exceeded the fair value of warrants exchanged.

Warrant Liability

At October 31, 2020, the Company had 70,863 of its total 398,226 outstanding warrants classified as liabilities (liability warrants). At October 31, 2019, the Company had 72,279 of its total 432,142 outstanding warrants classified as liabilities (liability warrants). These warrants contain a down round feature, except for exempt issuances as defined in the warrant agreement, in which the exercise price would immediately be reduced to match a dilutive issuance of common stock, options, convertible securities and changes in option price or rate of conversion.

As of October 31, 2020, the down round feature was triggered three times and the exercise price of the warrants were reduced from $22.50 to $0.372. The warrants require liability classification as the warrant agreement requires the Company to maintain an effective registration statement and does not specify any circumstances under which settlement in other than cash would be permitted or required. As a result, net cash settlement is assumed and liability classification is warranted. For these liability warrants, the Company utilized the Monte Carlo simulation model to calculate the fair value of these warrants at issuance and at each subsequent reporting date.

At October 31, 2020 and October 31, 2019, the fair value of the warrant liability was approximately $17,000 and $19,000, respectively. For the years ended October 31, 2020 and 2019, the Company reported income of approximately $0 and $2.6 million, respectively, due to changes in the fair value of the warrant liability.

In measuring the warrant liability, the Company used the following inputs in its Monte Carlo simulation model:

	October 31, 2020	October 31, 2019
Exercise Price	$0.37	$0.37
Stock Price	$0.34	$0.32
Expected Term	3.87 years	4.87 years
Volatility %	105.58%	100.99%
Risk Free Rate	0.29%	1.51%